Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	3,189,538	$216,442,049
iShares Developed Real Estate Index Fund, Class K	3,045,674	28,690,250
Large Cap Index Master Portfolio	$387,502,592	387,502,592
Master Small Cap Index Series	$24,611,562	24,611,562

		657,246,453

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	7,189	772,169
iShares U.S. Long Credit Bond Index Fund	628,996	5,862,247

		6,634,416

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)	1,478,369	$1,478,369

Total Investments — 99.9% (Cost: $554,626,979)		665,359,238

Other Assets Less Liabilities — 0.1%		450,430

Net Assets — 100.0%		$665,809,668

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,465,231	$—		$(4,465,234	)(b)	$(16)	$19	$—	—	$131	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	1,099,192	379,177	(b)	—		—	—	1,478,369	1,478,369	26,629		—

iShares Core MSCI Total International Stock ETF	184,503,335	29,225,255		(6,845,965)		(386,794)	9,946,218	216,442,049	3,189,538	—		—

iShares Developed Real Estate Index Fund, Class K	24,472,199	4,346,402		—		—	(128,351)	28,690,250	3,045,674	—		—

iShares TIPS Bond ETF	651,604	120,510		—		—	55	772,169	7,189	—		—

iShares U.S. Long Credit Bond Index Fund	5,006,516	987,498		—		—	(131,767)	5,862,247	628,996	66,405		—

Large Cap Index Master Portfolio	317,978,282	36,495,070	(b)(d)	—		633,041	32,396,199	387,502,592	$387,502,592	1,258,766		—

Master Small Cap Index Series	15,784,288	7,957,581	(b)(d)	—		(21,713)	891,406	24,611,562	$24,611,562	68,521		—

						$224,518	$42,973,779	$665,359,238		$1,420,452		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$245,132,299	$—	$—	$245,132,299
Fixed-Income Funds	6,634,416	—	—	6,634,416
Money Market Funds	1,478,369	—	—	1,478,369

	$253,245,084	$—	$—	253,245,084

Investments Valued at NAV(a)				412,114,154

				$665,359,238

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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